Consolidated Variable Interest Entities (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended			12 Months Ended			3 Months Ended	36 Months Ended	3 Months Ended	36 Months Ended	3 Months Ended	36 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2014 Entity	Sep. 30, 2013	Dec. 31, 2013 Entity	Dec. 31, 2012 Entity	Dec. 31, 2011 Entity	Dec. 31, 2010	Sep. 30, 2014 Additional Paid-in Capital [member]	Dec. 31, 2012 Additional Paid-in Capital [member]	Sep. 30, 2014 Noncontrolling Interest [member]	Dec. 31, 2012 Noncontrolling Interest [member]	Sep. 30, 2014 Accumulated Other Comprehensive Income (Loss) [member]	Sep. 30, 2014 Japan VIEs [member] Entity	Sep. 30, 2013 Japan VIEs [member]	Dec. 31, 2013 Japan VIEs [member] Entity	Dec. 31, 2012 Japan VIEs [member]	Dec. 31, 2011 Japan VIEs [member]	Sep. 30, 2014 Japan VIEs [member] Additional Paid-in Capital [member]	Dec. 31, 2013 Japan VIEs [member] Additional Paid-in Capital [member] Error Correction [Member]	Sep. 30, 2014 Japan VIEs [member] Noncontrolling Interest [member]	Dec. 31, 2013 Japan VIEs [member] Noncontrolling Interest [member] Error Correction [Member]	Sep. 30, 2014 Japan VIEs [member] Accumulated Other Comprehensive Income (Loss) [member]	Dec. 31, 2013 Japan VIEs [member] Accumulated Other Comprehensive Income (Loss) [member] Error Correction [Member]	Sep. 30, 2014 Securitized Timeshare Debt VIE [member]	Sep. 30, 2013 Securitized Timeshare Debt VIE [member]	Dec. 31, 2013 Securitized Timeshare Debt VIE [member]
Variable Interest Entity [Line Items]
Number of consolidated variable interest entities	5		4	3	4							2		2
Cash and cash equivalents	$ 543	$ 724	$ 594	$ 755	$ 781	$ 796						$ 32		$ 42	$ 29
Property and equipment, net	9,124		9,058	9,197								45		26	66
Non-recourse debt, including current maturities												264		284	408								511		222
Interest expense	467	401	620	569	643							13	20	28	33	33							7	1	3
Non-cash capital lease asset reduction		(44)	(44)		(76)								(44)	(44)
Non-Cash Capital Lease Obligation Reduction		(48)	(48)		(73)								(48)	(48)
Non-cash capital lease gain																13
Non-cash capital lease gain attributable to noncontrolling interests																7
Restricted cash and cash equivalents	288		266	550																			20		8
Financing Receivable, Net	934		950	934																			497		221
Interest income	8	5	9	15	11																		36	9	17
Equity contributions to consolidated variable interest entities	$ 0			$ 1			$ 34	$ 4	$ (40)	$ (3)	$ 6						$ (6)	$ (28)	$ 5	$ 35	$ 1	$ (7)